SCHEDULE OF ESTIMATED FAIR VALUES OF THE LIABILITIES MEASURED ON A RECURRING BASIS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Term
Measurement Input, Price Volatility [Member]
Derivative liability measurement input			0
Measurement Input, Expected Dividend Rate [Member]
Derivative liability measurement input
Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input			0.00
Minimum [Member]
Term	10 days	7 months 6 days
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	56	262
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	5.00	4.79
Maximum [Member]
Term	1 year	1 year
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative liability measurement input	304	365
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative liability measurement input	5.18	5.46